Auditors Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditor's remuneration [abstract]
Audit fees	$ 1,023	$ 926	$ 763
Audit related fees	65	0	510
Tax services fees	47	35	165
Non-audit services fees	0	0	5
Total Auditors Fees	$ 1,135	$ 961	$ 1,443